Interests in Resource Properties-Decommissioning obligations (Details) - Hydrocarbon development and production assets - Provision for decommissioning, restoration and rehabilitation costs
$ in Thousands
12 Months Ended
Dec. 31, 2022 CAD ($)
Reconciliation of Changes in Other Provisions
Decommissioning obligations, beginning of year	$ 15,096
Changes in estimates	1,339
Accretion	245
Payments	(47)
Reclassification to liabilities relating to assets held for sale	$ (16,633)